SELECTED STATEMENTS OF PROFIT OR LOSS DATA (Tables)	12 Months Ended
Dec. 31, 2024
SELECTED STATEMENTS OF PROFIT OR LOSS DATA
Schedule of cost of revenue

	Year ended December 31,
	2024	2023	2022
Labor	$3,932	$4,145	$4,163
Credit card fees	1,079	1,045	1,209
Servers	1,109	996	874
Services and tools	180	194	284
Depreciation and amortization	1,345	1,180	920
Share- based compensation	378	692	290
Other	262	227	119
	$8,285	$8,479	$7,859

Schedule of research and development

Labor	$8,394	$8,976	$8,809
Servers	205	285	295
Software	225	228	222
Depreciation and amortization	329	374	387
Share- based compensation	855	1,337	349
Other	267	307	155
	$10,275	$11,507	$10,217

Schedule of selling and marketing

Labor	$7,910	$7,569	$5,170
Marketing and Promotion (*)	351	320	2,621
Digital Advertising	1,525	1,990	2,276
Software tools	404	360	185
Depreciation and amortization	1,202	1,074	980
Share- based compensation	907	1,336	524
Trade shows	367	306	181
Web site	72	108	156
Other	1,142	1,321	656
	$13,880	$14,384	$12,749

(*)expense related to share issuance for the DACC (see Note 16c.1).

Schedule of general and administrative

	Year ended December 31,
	2024	2023	2022
Labor	$4,188	$4,974	$4,716
D&O insurance	1,067	1,623	95
Rent and related	693	681	682
Consulting	1,916	2,497	2,312
Office expenses	685	608	492
Software tools	651	665	494
Depreciation & Amortization	207	163	126
Goodwill impairment	3,000	—	—
Share- based compensation	1,485	2,061	743
Changes in the fair value of contingent consideration	—	(1,583)	(935)
Other	400	718	920
	$14,292	$12,407	$9,645